Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following presents information for the year ended December 31, 2020:

(In $ millions)	Dayrate	IWS	Reconciling items	Consolidated total
Revenue	265.2	386.2	(386.2)	265.2
Related Party Revenue	42.3	—	—	42.3
Intersegment revenue	179.6	—	(179.6)	—
Gain on disposal	—	—	19.0	19.0
Rig operating and maintenance expenses	(437.4)	(167.9)	334.9	(270.4)
Intersegment expenses	—	(179.6)	179.6	—
Depreciation of non-current assets	(116.0)	—	(1.9)	(117.9)
Impairment of non-current assets	(77.1)	—	—	(77.1)
General and administrative expenses	—	—	(49.1)	(49.1)
Operating (loss)/income	(143.4)	38.7	(83.3)	(188.0)
Income from equity method investments	—	—	9.5	9.5
Income taxes	(18.0)	(23.6)	25.4	(16.2)
Total	(161.4)	15.1	(48.4)	(194.6)

Total assets	3,368.3	336.5	(533.7)	3,171.1
The following presents information for the year ended December 31, 2019:

(In $ millions)	Dayrate	IWS	Reconciling items	Consolidated total
Revenue	327.6	68.1	(68.1)	327.6
Related Party Revenue	6.5	—	—	6.5
Intersegment revenue	49.8	—	(49.8)	—
Gain on disposal	—	—	6.4	6.4
Rig operating and maintenance expenses	(355.3)	(35.9)	83.3	(307.9)
Intersegment expenses	—	(49.8)	49.8	—
Depreciation of non-current assets	(100.1)	—	(1.3)	(101.4)
Impairment of non-current assets	(11.4)	—	—	(11.4)
Amortization of acquired contract backlog	(20.2)	—	—	(20.2)
General and administrative expenses	—	—	(50.4)	(50.4)
Operating (loss)/income	(103.1)	(17.6)	(30.1)	(150.8)
Income from equity method investments	—	—	(9.0)	(9.0)
Income taxes	(11.9)	—	0.7	(11.2)
Total	(115.0)	(17.6)	(38.4)	(171.0)

Total assets	3,358.0	81.3	(159.3)	3,280.0

Revenues by Geographic Area	The following presents our revenues by geographic area:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Middle East	33.0	43.2	41.1
Europe	52.6	114.7	75.1
West Africa	108.1	102.4	44.4
Mexico	43.2	50.0	—
South East Asia	70.6	23.8	4.3
Total	307.5	334.1	164.9

Long-lived Assets by Geographic Areas
The following presents the net book value of our jack-up rigs, all of which are in the Dayrate segment by geographic area as of December 31, 2020 and 2019:

	As of December 31,
(In $ millions)	2020	2019
Middle East	—	40.7
Europe	266.4	297.3
West Africa	587.3	646.1
South East Asia	1,277.4	978.1
Mexico	693.5	721.1
Total	2,824.6	2,683.3

Major Customers by Reporting Segments
In the years ended December 31, 2020, 2019 and 2018, the following customers accounted for more than 10% of our contract revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2020	2019	2018
ExxonMobil	18%	15%	—%
National Drilling Company (ADOC)	11%	13%	21%
Centrica North Sea Limited (Spirit Energy)	10%	10%	10%
BW Energy Gabon S.A.	3%	4%	13%
Total S.A	3%	—%	13%
TAQA Bratani Limited	1%	11%	17%
Pan American Energy	—%	13%	—%
Total	46%	66%	74%